Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.2%
140	iShares Russell 2000 ETF	$30,932	0.9
953	Vanguard S&P 500 ETF	347,178	9.7
999	Vanguard Value ETF	131,328	3.6

	Total Exchange-Traded Funds
	(Cost $430,225)	509,438	14.2

MUTUAL FUNDS: 85.7%
	Affiliated Investment Companies: 85.7%
1,267	Voya Large-Cap Growth Fund - Class R6	70,845	2.0
20,474	Voya Multi-Manager Emerging Markets Equity Fund - Class I	306,289	8.5
42,408	Voya Multi-Manager International Equity Fund - Class I	578,020	16.1
32,211	Voya Multi-Manager International Factors Fund - Class I	339,825	9.5
8,479	Voya Multi-Manager Mid Cap Value Fund - Class I	92,934	2.6
28,164	Voya U.S. Stock Index Portfolio - Class I	565,807	15.8
12,273	VY® Columbia Contrarian Core Portfolio - Class I	274,302	7.6
8,223	VY® Invesco Comstock Portfolio - Class I	155,917	4.3
5,250	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	110,618	3.1
8,286	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	273,109	7.6
5,727	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	87,100	2.4
2,013	VY® T. Rowe Price Growth Equity Portfolio - Class I	221,559	6.2

	Total Mutual Funds
	(Cost $2,729,695)	3,076,325	85.7

	Total Investments in Securities (Cost $3,159,920)	$3,585,763	99.9
	Assets in Excess of Other Liabilities	2,079	0.1
	Net Assets	$3,587,842	100.0

(1)	Non-income producing security.

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$509,438	$–	$–	$509,438
Mutual Funds	3,076,325	–	–	3,076,325
Total Investments, at fair value	$3,585,763	$–	$–	$3,585,763

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Issuer
Voya Large-Cap Growth Fund - Class R6	$61,313	$12,806	$(2,755)	$(519)	$70,845	$-	$137	$-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	231,894	81,575	(10,708)	3,528	306,289	-	2,280	-
Voya Multi-Manager International Equity Fund - Class I	504,406	85,334	(22,761)	11,041	578,020	-	4,593	-
Voya Multi-Manager International Factors Fund - Class I	289,331	55,109	(12,124)	7,509	339,825	-	1,612	-
Voya Multi-Manager Mid Cap Value Fund - Class I	76,424	12,929	(5,693)	9,274	92,934	-	1,342	-
Voya U.S. Stock Index Portfolio - Class I	455,180	122,219	(34,884)	23,292	565,807	-	6,191	-
VY® Columbia Contrarian Core Portfolio - Class I	227,183	42,167	(10,114)	15,066	274,302	-	1,947	-
VY® Invesco Comstock Portfolio - Class I	123,095	40,081	(23,147)	15,888	155,917	-	4,935	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	94,314	29,198	(17,468)	4,574	110,618	-	5,952	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	223,979	49,481	(9,663)	9,312	273,109	-	1,181	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	77,355	14,630	(4,015)	(870)	87,100	-	644	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	188,828	36,995	(7,676)	3,412	221,559	-	1,550	-
	$2,553,302	$582,524	$(161,008)	$101,507	$3,076,325	$-	$32,364	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $3,161,012.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$424,751
Gross Unrealized Depreciation	–
Net Unrealized Appreciation	$424,751